Regulatory Capital Requirements (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 87,240,000	$ 77,594,000
Common equity tier 1 capital to risk-weighted assets ratio	14.25	14.15
Tier I capital to risk-weighted assets amount	$ 87,240,000	$ 77,594,000
Tier I capital to risk-weighted assets ratio	14.25	14.15
Total capital to risk-weighted assets amount	$ 94,894,000	$ 84,455,000
Total capital to risk-weighted assets ratio	15.50	15.40
Tier I capital to average assets amount	$ 87,240,000	$ 77,594,000
Tier I capital to average assets ratio	8.79	8.80
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 27,548,000	$ 24,680,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 36,731,000	$ 32,907,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 48,975,000	$ 43,876,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 39,719,000	$ 35,273,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0	0
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0.00%	0.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0	0
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	0	0
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 42,853,000	$ 38,391,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 52,036,000	$ 46,618,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 64,279,000	$ 57,587,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Bank [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 86,654,000	$ 77,017,000
Common equity tier 1 capital to risk-weighted assets ratio	14.17	14.06
Tier I capital to risk-weighted assets amount	$ 86,654,000	$ 77,017,000
Tier I capital to risk-weighted assets ratio	14.17	14.06
Total capital to risk-weighted assets amount	$ 94,301,000	$ 83,871,000
Total capital to risk-weighted assets ratio	15.42	15.31
Tier I capital to average assets amount	$ 86,654,000	$ 77,017,000
Tier I capital to average assets ratio	8.73	8.74
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 36,696,000	$ 32,872,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 39,698,000	$ 35,252,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50	6.50
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00	10.00
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00	5.00
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 42,812,000	$ 38,351,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 51,986,000	$ 46,569,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 64,218,000	$ 57,526,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 27,522,000	$ 24,654,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	48,928,000	43,829,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	39,754,000	35,611,000
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	48,928,000	43,829,000
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	61,160,000	54,787,000
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	49,622,000	44,065,000
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer amount	$ 0	$ 0